OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
Schedule of Other Current Liabilities

(in thousands of $)	2013	2012
Deferred charter revenue	3,744	1,311
Prepaid charter income	822	2,544
Employee taxes	773	823
Other	209	11,893
	5,548	16,571